RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying and fair values of non-derivative financial instruments
Outstanding	$ (46,928)	$ (48,172)
Junior subordinated notes (Note 20)	(12,094)	(11,048)
Long-term debt	4,000	4,000
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Unrealized gain (loss) on hedged item	(122)	128
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Outstanding	(46,792)	(47,931)
Junior subordinated notes (Note 20)	(12,094)	(11,048)
Total liabilities	(58,886)	(58,979)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Outstanding	(47,720)	(48,318)
Junior subordinated notes (Note 20)	(12,061)	(10,824)
Total liabilities	$ (59,781)	$ (59,142)